Note 7 - Licenses, Royalty Collaborative and Contractual Arrangements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Three Months Ended September 30 ,
	2017	2016
	(in millions)
Royalty revenue - Relenza ®	$-	$0.1
Non-cash royalty revenue related to the sale of future royalties	0.1	-
Total revenue	$0.1	$0.1

	Fiscal Years Ended June 30,
	2017	2016
Royalty revenue – Relenza ®	$2.5	$4.8
– Inavir ®	3.2	4.3
Non-cash royalty revenue related to sale of royalties	3.2	0.2
Total revenue	$8.9	$9.3